Deferred Income for Government Grants - Summary of Changes in the Carrying Amount of Deferred Income for Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accruals And Deferred Income [Abstract]
Deferred income beginning balance	€ 13,869	€ 13,002
Additions		2,493
Reclassification to liabilities directly related to assets held for sale	(11)
Credit to profit or loss	(1,400)	(1,626)
Deferred income ending balance	€ 12,458	€ 13,869